Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares of the Goldman Sachs Real Estate Securities Fund (the “Fund”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”).

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Real Estate Securities Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 07/27/98)
Returns Before Taxes	–10.57%	5.17%	10.29%	8.21%
Returns After Taxes on Distributions	–13.84%	2.31%	8.41%	6.31%
Returns After Taxes on Distributions and Sale of Fund Shares	–3.94%	3.70%	8.09%	6.38%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Class C Shares (Inception 07/27/98)
Returns Before Taxes	–7.06%	5.56%	10.08%	7.72%	*
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Institutional Shares (Inception 07/27/98)
Returns Before Taxes	–5.04%	6.79%	11.36%	8.96%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Service Shares (Inception 07/27/98)
Returns Before Taxes	–5.56%	6.24%	10.78%	8.42%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–5.18%	6.64%	11.19%	4.51%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	5.62%
Class R Shares (Inception 11/30/07)
Returns	–5.62%	6.10%	10.65%	4.01%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	5.62%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–5.03%	6.80%	11.37%	8.96%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%

*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Real Estate Securities Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 07/27/98)*
Returns Before Taxes	–5.04%	6.79%	11.36%	8.96%
Returns After Taxes on Distributions	–8.49%	3.82%	9.37%	6.94%
Returns After Taxes on Distributions and Sale of Fund Shares	–0.58%	4.92%	8.96%	6.97%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares of the Goldman Sachs Real Estate Securities Fund (the “Fund”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”).

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Real Estate Securities Fund—Summary—Performance” section of the Multi-Class Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Class A Shares (Inception 07/27/98)
Returns Before Taxes	–10.57%	5.17%	10.29%	8.21%
Returns After Taxes on Distributions	–13.84%	2.31%	8.41%	6.31%
Returns After Taxes on Distributions and Sale of Fund Shares	–3.94%	3.70%	8.09%	6.38%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Class C Shares (Inception 07/27/98)
Returns Before Taxes	–7.06%	5.56%	10.08%	7.72%	*
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Institutional Shares (Inception 07/27/98)
Returns Before Taxes	–5.04%	6.79%	11.36%	8.96%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Service Shares (Inception 07/27/98)
Returns Before Taxes	–5.56%	6.24%	10.78%	8.42%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%
Investor Shares (Inception 11/30/07)
Returns Before Taxes	–5.18%	6.64%	11.19%	4.51%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	5.62%
Class R Shares (Inception 11/30/07)
Returns	–5.62%	6.10%	10.65%	4.01%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	5.62%
Class R6 Shares (Inception 7/31/15)**
Returns Before Taxes	–5.03%	6.80%	11.37%	8.96%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%

*
Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.

**
Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.57%)
5 Years	rr_AverageAnnualReturnYear05	5.17%
10 Years	rr_AverageAnnualReturnYear10	10.29%
Since Inception	rr_AverageAnnualReturnSinceInception	8.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.06%)
5 Years	rr_AverageAnnualReturnYear05	5.56%
10 Years	rr_AverageAnnualReturnYear10	10.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.72%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.04%)
5 Years	rr_AverageAnnualReturnYear05	6.79%
10 Years	rr_AverageAnnualReturnYear10	11.36%
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.56%)
5 Years	rr_AverageAnnualReturnYear05	6.24%
10 Years	rr_AverageAnnualReturnYear10	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	8.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.18%)
5 Years	rr_AverageAnnualReturnYear05	6.64%
10 Years	rr_AverageAnnualReturnYear10	11.19%
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.62%)
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	10.65%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.03%)	[2]
5 Years	rr_AverageAnnualReturnYear05	6.80%	[2]
10 Years	rr_AverageAnnualReturnYear10	11.37%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.84%)
5 Years	rr_AverageAnnualReturnYear05	2.31%
10 Years	rr_AverageAnnualReturnYear10	8.41%
Since Inception	rr_AverageAnnualReturnSinceInception	6.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.94%)
5 Years	rr_AverageAnnualReturnYear05	3.70%
10 Years	rr_AverageAnnualReturnYear10	8.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Service Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A, C, Inst, Serv, Inv, R, R6 Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses) | Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)	[2]
5 Years	rr_AverageAnnualReturnYear05	8.17%	[2]
10 Years	rr_AverageAnnualReturnYear10	12.40%	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2015	[2]
Class P Shares | Goldman Sachs Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

GOLDMAN SACHS TRUST

Goldman Sachs Real Estate Securities and Global Infrastructure Funds

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class P Shares, Class R Shares and Class R6 Shares of the Goldman Sachs Real Estate Securities Fund (the “Fund”)

Supplement dated February 7, 2020 to the

Multi-Class and Class P Prospectuses dated April 30, 2019, as supplemented to date (the “Prospectuses”).

Effective immediately, the Fund’s Prospectuses are revised as follows:

The following table replaces the “Average Annual Total Return” table under the “Goldman Sachs Real Estate Securities Fund—Summary—Performance” section of the Class P Prospectus:

AVERAGE ANNUAL TOTAL RETURN

For the period ended December 31, 2018	1 Year	5 Years	10 Years	Since Inception
Institutional Shares (Inception 07/27/98)*
Returns Before Taxes	–5.04%	6.79%	11.36%	8.96%
Returns After Taxes on Distributions	–8.49%	3.82%	9.37%	6.94%
Returns After Taxes on Distributions and Sale of Fund Shares	–0.58%	4.92%	8.96%	6.97%
Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)	–4.80%	8.17%	12.40%	8.36%

*
Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2018
Class P Shares | Goldman Sachs Real Estate Securities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.04%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.79%	[3]
10 Years	rr_AverageAnnualReturnYear10	11.36%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998	[3]
Class P Shares | Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.49%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.82%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.37%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.94%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998	[3]
Class P Shares | Goldman Sachs Real Estate Securities Fund | Returns After Taxes on Distributions and Sale of Fund Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.58%)	[3]
5 Years	rr_AverageAnnualReturnYear05	4.92%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.96%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 27, 1998	[3]
Class P Shares | Goldman Sachs Real Estate Securities Fund | Wilshire U.S. Real Estate Securities Index (reflects no deduction for fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	8.17%
10 Years	rr_AverageAnnualReturnYear10	12.40%
Since Inception	rr_AverageAnnualReturnSinceInception	8.36%

[1]	Class C Shares automatically convert into Class A Shares ten years after the purchase date. The Since Inception performance for Class C Shares does not reflect the conversion to Class A Shares after the first ten years of performance.
[2]	Class R6 Shares commenced operations on July 31, 2015. Prior to that date, the performance of the Class R6 Shares shown in the table above is that of the Institutional Shares, including since inception performance as of Institutional Shares’ inception date. Performance has not been adjusted to reflect the lower expenses of Class R6 Shares. Class R6 Shares would have had higher returns because: (i) Institutional Shares and Class R6 Shares represent interests in the same portfolio of securities; and (ii) Class R6 Shares have lower expenses.
[3]	Returns are for a share class that is not presented that would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the share classes do not have the same expenses.